Financial risk management - Summary of other comprehensive income before Income Tax and Non-controlling Interest (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Credit exposure	S/ 1,603,397	S/ 1,744,415
10% change in equity price [member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Changes in market price %	10.00%	10.00%
Credit exposure	S/ 55,615	S/ 45,827
25% change in equity price [member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Changes in market price %	25.00%	25.00%
Credit exposure	S/ 139,037	S/ 114,567
30% change in equity price [member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Changes in market price %	30.00%	30.00%
Credit exposure	S/ 166,845	S/ 137,480